Risk - Changes in liabilities arising from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk
Beginning balance	R$ 346,339	R$ 124,418	R$ 0
Cash flows	1,429,185	173,250	91,752
Other	98,921	48,671	12,577
Ending balance	1,874,445	346,339	124,418
Change in accounting practice
Risk
Beginning balance			20,089
Adjusted beginning balance
Risk
Beginning balance			20,089
Leases
Risk
Beginning balance	35,220	25,857	0
Cash flows	(19,023)	(10,610)	(5,259)
Other	26,921	19,973	11,027
Ending balance	43,118	35,220	25,857
Leases | Change in accounting practice
Risk
Beginning balance			20,089
Leases | Adjusted beginning balance
Risk
Beginning balance			20,089
Loans and financing
Risk
Beginning balance	311,119	98,561	0
Cash flows	1,448,208	183,860	97,011
Other	72,000	28,698	1,550
Ending balance	R$ 1,831,327	R$ 311,119	R$ 98,561